Portfolio of Investments
Columbia Disciplined Small Core Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 2.8%
Entertainment 0.4%
Glu Mobile, Inc.(a)	62,800	347,284
Interactive Media & Services 0.9%
DHI Group, Inc.(a)	73,500	247,695
Meet Group, Inc. (The)(a)	108,900	527,076
Total		774,771
Media 1.2%
Gray Television, Inc.(a)	11,500	232,760
National CineMedia, Inc.	41,500	278,465
TechTarget, Inc.(a)	16,400	434,928
TEGNA, Inc.	10,600	162,710
Total		1,108,863
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	8,200	307,910
Total Communication Services		2,538,828
Consumer Discretionary 10.7%
Auto Components 0.3%
Dana, Inc.	7,900	133,905
Modine Manufacturing Co.(a)	23,500	174,370
Total		308,275
Distributors 0.3%
Funko, Inc., Class A(a)	18,400	262,568
Diversified Consumer Services 1.1%
Career Education Corp.(a)	15,000	250,200
Collectors Universe, Inc.	15,700	412,439
K12, Inc.(a)	16,900	332,085
Total		994,724
Hotels, Restaurants & Leisure 2.4%
Boyd Gaming Corp.	2,200	64,702
Brinker International, Inc.	12,100	542,080
Dine Brands Global, Inc.	6,100	505,568
Everi Holdings, Inc.(a)	45,500	612,885
SeaWorld Entertainment, Inc.(a)	17,400	509,472
Total		2,234,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.0%
Ethan Allen Interiors, Inc.	3,100	55,428
M/I Homes, Inc.(a)	5,700	252,339
Taylor Morrison Home Corp., Class A(a)	24,200	561,924
Total		869,691
Internet & Direct Marketing Retail 0.4%
Stamps.com, Inc.(a)	4,200	366,450
Leisure Products 1.1%
Malibu Boats, Inc., Class A(a)	14,800	585,192
MasterCraft Boat Holdings, Inc.(a)	10,600	176,066
Sturm Ruger & Co., Inc.	5,200	236,860
Total		998,118
Specialty Retail 3.4%
Genesco, Inc.(a)	9,400	349,116
GNC Holdings, Inc., Class A(a)	77,100	226,674
Hibbett Sports, Inc.(a)	15,800	448,246
Lithia Motors, Inc., Class A	3,350	537,943
Office Depot, Inc.	165,700	369,511
Rent-A-Center, Inc.	15,650	407,370
Shoe Carnival, Inc.	2,100	74,550
Sleep Number Corp.(a)	7,700	371,679
Sportsman’s Warehouse Holdings, Inc.(a)	49,200	359,652
Total		3,144,741
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.(a)	2,400	83,760
Deckers Outdoor Corp.(a)	3,400	571,812
Total		655,572
Total Consumer Discretionary		9,834,846
Consumer Staples 3.2%
Food & Staples Retailing 1.0%
Ingles Markets, Inc., Class A	11,000	488,840
SpartanNash Co.	29,400	416,304
Total		905,144
Food Products 0.6%
John B. Sanfilippo & Son, Inc.	5,200	508,248
Columbia Disciplined Small Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 1.2%
Edgewell Personal Care Co.(a)	9,200	286,672
Lifevantage Corp.(a)	5,900	88,913
Medifast, Inc.	4,250	373,617
Usana Health Sciences, Inc.(a)	5,030	370,208
Total		1,119,410
Tobacco 0.4%
Universal Corp.	5,200	271,544
Vector Group Ltd.	10,095	135,677
Total		407,221
Total Consumer Staples		2,940,023
Energy 3.1%
Energy Equipment & Services 1.4%
DMC Global Inc	3,500	161,315
Liberty Oilfield Services, Inc., Class A	23,400	206,856
Matrix Service Co.(a)	24,300	508,842
NexTier Oilfield Solutions, Inc.(a)	88,000	421,520
Total		1,298,533
Oil, Gas & Consumable Fuels 1.7%
California Resources Corp.(a)	19,800	129,492
CVR Energy, Inc.	10,700	464,273
Delek U.S. Holdings, Inc.	11,800	404,858
Denbury Resources, Inc.(a)	24,800	24,465
REX American Resources Corp.(a)	800	73,480
Southwestern Energy Co.(a)	47,800	86,996
W&T Offshore, Inc.(a)	19,500	83,460
World Fuel Services Corp.	7,300	309,520
Total		1,576,544
Total Energy		2,875,077
Financials 17.6%
Banks 7.7%
Bancorp, Inc. (The)(a)	47,300	524,557
Cathay General Bancorp	16,300	600,166
ConnectOne Bancorp, Inc.	16,200	408,078
Customers Bancorp, Inc.(a)	21,950	513,191
First BanCorp	52,300	549,150
Fulton Financial Corp.	23,500	403,260
Great Southern Bancorp, Inc.	7,350	448,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Hancock Whitney Corp.	14,700	596,967
Hilltop Holdings, Inc.	21,600	532,008
Iberiabank Corp.	3,950	288,311
International Bancshares Corp.	14,000	593,880
Metropolitan Bank Holding Corp.(a)	1,500	67,635
Nicolet Bankshares, Inc.(a)	1,600	115,936
OFG Bancorp	23,700	508,365
Preferred Bank	6,500	358,475
Sandy Spring Bancorp, Inc.	8,500	300,560
United Community Banks, Inc.	10,000	310,000
Total		7,119,109
Capital Markets 1.5%
Cohen & Steers, Inc.	8,550	573,961
Federated Investors, Inc., Class B	18,300	613,416
Waddell & Reed Financial, Inc., Class A	9,600	155,040
Total		1,342,417
Consumer Finance 2.1%
Encore Capital Group, Inc.(a)	14,100	514,227
Enova International, Inc.(a)	18,700	430,661
Nelnet, Inc., Class A	7,900	497,700
Regional Management Corp.(a)	13,800	448,500
Total		1,891,088
Insurance 1.7%
American Equity Investment Life Holding Co.(a)	16,000	475,520
Employers Holdings, Inc.	12,300	528,531
Genworth Financial, Inc., Class A(a)	54,700	216,612
Selective Insurance Group, Inc.	1,400	92,708
Universal Insurance Holdings, Inc.	7,400	215,340
Total		1,528,711
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Ares Commercial Real Estate Corp.	12,500	195,500
Ellington Financial, Inc.	24,300	440,073
PennyMac Mortgage Investment Trust	22,000	507,980
Total		1,143,553

2	Columbia Disciplined Small Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 3.4%
Essent Group Ltd.	13,900	759,635
Federal Agricultural Mortgage Corp.	6,200	514,910
Flagstar Bancorp, Inc.	13,300	495,558
NMI Holdings, Inc., Class A(a)	18,400	617,688
Radian Group, Inc.	29,100	751,944
Total		3,139,735
Total Financials		16,164,613
Health Care 17.4%
Biotechnology 7.2%
ACADIA Pharmaceuticals, Inc.(a)	11,120	503,625
Apellis Pharmaceuticals, Inc.(a)	7,230	194,342
Arena Pharmaceuticals, Inc.(a)	6,190	293,282
ArQule, Inc.(a)	8,200	78,638
Arrowhead Pharmaceuticals, Inc.(a)	4,290	313,213
Atara Biotherapeutics, Inc.(a)	8,230	116,948
bluebird bio, Inc.(a)	1,940	157,024
Blueprint Medicines Corp.(a)	3,710	304,368
Dynavax Technologies Corp.(a)	30,355	171,506
FibroGen, Inc.(a)	3,370	142,787
Global Blood Therapeutics, Inc.(a)	2,590	172,235
Gossamer Bio, Inc.(a)	7,971	203,260
Immunomedics, Inc.(a)	28,050	526,779
Insmed, Inc.(a)	13,940	321,317
Medicines Co. (The)(a)	7,030	591,926
Mirati Therapeutics, Inc.(a)	3,410	343,626
Precision BioSciences, Inc.(a)	15,114	268,576
Repligen Corp.(a)	2,080	184,600
Rubius Therapeutics, Inc.(a)	12,010	92,477
Sage Therapeutics, Inc.(a)	1,725	266,978
Sarepta Therapeutics, Inc.(a)	2,175	244,666
SpringWorks Therapeutics, Inc.(a)	11,121	253,670
TCR2 Therapeutics, Inc.(a)	14,990	254,080
Turning Point Therapeutics, Inc.(a)	5,708	320,904
Ultragenyx Pharmaceutical, Inc.(a)	2,390	94,764
uniQure NV(a)	4,520	251,583
Total		6,667,174
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.0%
Angiodynamics, Inc.(a)	11,500	176,755
CryoLife, Inc.(a)	11,200	276,976
Integer Holdings Corp.(a)	7,250	549,912
Lantheus Holdings, Inc.(a)	23,700	495,330
Meridian Bioscience, Inc.	38,500	352,275
Natus Medical, Inc.(a)	15,200	486,248
NuVasive, Inc.(a)	3,650	263,676
Quidel Corp.(a)	8,950	614,149
Varex Imaging Corp.(a)	14,800	443,112
Total		3,658,433
Health Care Providers & Services 2.2%
Corvel Corp.(a)	5,300	437,303
Cross Country Healthcare, Inc.(a)	24,200	292,094
Magellan Health, Inc.(a)	7,950	617,953
Owens & Minor, Inc.	13,100	86,722
R1 RCM, Inc.(a)	18,900	243,621
Tenet Healthcare Corp.(a)	10,300	331,660
Total		2,009,353
Health Care Technology 0.5%
HealthStream, Inc.(a)	16,500	480,645
Life Sciences Tools & Services 1.3%
Medpace Holdings, Inc.(a)	6,950	532,857
Syneos Health, Inc.(a)	11,800	647,938
Total		1,180,795
Pharmaceuticals 2.2%
Aerie Pharmaceuticals, Inc.(a)	7,460	141,665
Amphastar Pharmaceuticals, Inc.(a)	21,300	415,563
GW Pharmaceuticals PLC, ADR(a)	2,650	270,592
Horizon Therapeutics PLC(a)	5,490	179,962
Odonate Therapeutics, Inc.(a)	9,400	323,172
Reata Pharmaceuticals, Inc., Class A(a)	3,005	586,366
Supernus Pharmaceuticals, Inc.(a)	6,155	143,904
Total		2,061,224
Total Health Care		16,057,624
Industrials 16.1%
Aerospace & Defense 0.1%
Vectrus, Inc.(a)	1,400	71,316

Columbia Disciplined Small Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.6%
Echo Global Logistics, Inc.(a)	12,900	258,387
Radiant Logistics, Inc.(a)	51,000	272,850
Total		531,237
Airlines 0.3%
Skywest, Inc.	4,400	275,616
Building Products 3.3%
American Woodmark Corp.(a)	5,900	607,110
Builders FirstSource, Inc.(a)	26,400	670,824
Caesarstone Ltd.	8,300	129,978
CSW Industrials, Inc.	7,100	524,193
Gibraltar Industries, Inc.(a)	11,020	575,465
Quanex Building Products Corp.	25,000	486,500
Total		2,994,070
Commercial Services & Supplies 1.9%
Brady Corp., Class A	5,800	330,600
Deluxe Corp.	5,600	286,048
Ennis, Inc.	4,000	82,560
Herman Miller, Inc.	12,300	587,694
HNI Corp.	12,700	498,983
Total		1,785,885
Construction & Engineering 1.9%
EMCOR Group, Inc.	7,350	653,635
Great Lakes Dredge & Dock Corp.(a)	46,670	498,436
MasTec, Inc.(a)	9,200	610,328
Total		1,762,399
Electrical Equipment 0.7%
Atkore International Group, Inc.(a)	16,100	671,692
Machinery 1.9%
EnPro Industries, Inc.	4,700	312,033
Lydall, Inc.(a)	6,800	126,616
Mueller Industries, Inc.	17,200	539,908
Rexnord Corp.(a)	9,700	306,423
Wabash National Corp.	30,700	483,525
Total		1,768,505
Marine 0.3%
Costamare, Inc.	32,400	266,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.8%
Barrett Business Services, Inc.	5,100	450,636
FTI Consulting, Inc.(a)	2,300	250,677
Heidrick & Struggles International, Inc.	14,500	449,790
Kforce, Inc.	13,700	541,424
Total		1,692,527
Road & Rail 0.3%
ArcBest Corp.	8,400	241,752
Trading Companies & Distributors 3.0%
BMC Stock Holdings, Inc.(a)	21,600	639,576
Foundation Building Materials, Inc.(a)	22,500	459,900
GMS, Inc.(a)	16,500	510,840
MRC Global, Inc.(a)	33,000	440,220
Titan Machinery, Inc.(a)	11,100	149,517
Veritiv Corp.(a)	28,600	524,524
Total		2,724,577
Total Industrials		14,786,228
Information Technology 13.4%
Communications Equipment 0.2%
ADTRAN, Inc.	21,910	201,353
Electronic Equipment, Instruments & Components 3.7%
Badger Meter, Inc.	1,200	74,400
Belden, Inc.	9,700	521,278
Benchmark Electronics, Inc.	17,100	589,437
Fabrinet(a)	3,300	199,617
Rogers Corp.(a)	2,000	260,040
Tech Data Corp.(a)	4,600	666,494
Vishay Intertechnology, Inc.	29,500	586,755
Vishay Precision Group, Inc.(a)	14,000	481,740
Total		3,379,761
IT Services 3.9%
Cardtronics PLC, Class A(a)	15,000	633,300
Cass Information Systems, Inc.	1,960	110,681
EVERTEC, Inc.	16,300	528,446
Hackett Group	7,600	116,508
KBR, Inc.	18,300	544,791
MAXIMUS, Inc.	5,000	373,250
NIC, Inc.	14,200	322,198

4	Columbia Disciplined Small Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Perspecta, Inc.	16,900	466,102
TTEC Holdings, Inc.	10,200	468,486
Total		3,563,762
Semiconductors & Semiconductor Equipment 2.2%
Amkor Technology, Inc.(a)	39,800	481,182
Cirrus Logic, Inc.(a)	7,350	526,995
MACOM Technology Solutions Holdings, Inc.(a)	13,300	328,111
Synaptics, Inc.(a)	10,500	600,180
Ultra Clean Holdings, Inc.(a)	4,500	100,080
Total		2,036,548
Software 3.4%
CommVault Systems, Inc.(a)	11,000	556,820
Intelligent Systems Corp.(a)	3,400	148,036
j2 Global, Inc.	7,275	705,820
Progress Software Corp.	13,300	558,733
Qualys, Inc.(a)	3,250	284,408
SPS Commerce, Inc.(a)	9,300	523,869
TiVo Corp.	51,400	401,434
Total		3,179,120
Total Information Technology		12,360,544
Materials 3.5%
Chemicals 1.4%
Chase Corp.	1,700	200,005
Ingevity Corp.(a)	6,050	546,376
Koppers Holdings, Inc.(a)	3,400	125,970
Stepan Co.	3,950	382,755
Total		1,255,106
Construction Materials 0.5%
U.S. Concrete, Inc.(a)	10,500	429,765
Metals & Mining 1.0%
Materion Corp.	8,300	488,538
Schnitzer Steel Industries, Inc., Class A	20,300	437,465
Total		926,003
Paper & Forest Products 0.6%
Verso Corp., Class A(a)	31,500	581,490
Total Materials		3,192,364
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.3%
Equity Real Estate Investment Trusts (REITS) 6.7%
Alexander’s, Inc.	180	58,745
American Assets Trust, Inc.	10,800	513,324
Ashford Hospitality Trust, Inc.	96,200	264,550
Braemar Hotels & Resorts, Inc.	15,300	150,093
CareTrust REIT, Inc.	5,900	123,192
CoreCivic, Inc.	26,400	399,960
CorEnergy Infrastructure Trust, Inc.	10,706	473,633
EastGroup Properties, Inc.	4,525	616,260
GEO Group, Inc. (The)	25,800	357,588
Investors Real Estate Trust	7,248	560,415
Lexington Realty Trust	51,700	572,836
PS Business Parks, Inc.	3,430	605,704
Retail Value, Inc.	12,300	436,773
Ryman Hospitality Properties, Inc.	1,500	133,845
Uniti Group, Inc.	59,200	397,824
Washington Prime Group, Inc.	36,400	151,424
Xenia Hotels & Resorts, Inc.	18,000	379,080
Total		6,195,246
Real Estate Management & Development 0.6%
RE/MAX Holdings, Inc., Class A	1,900	72,865
RMR Group, Inc. (The), Class A	9,700	455,609
Total		528,474
Total Real Estate		6,723,720
Utilities 3.3%
Electric Utilities 0.8%
Otter Tail Corp.	1,100	54,076
Portland General Electric Co.	12,150	674,447
Total		728,523
Gas Utilities 1.1%
Chesapeake Utilities Corp.	5,475	498,992
Southwest Gas Holdings, Inc.	7,400	560,624
Total		1,059,616

Columbia Disciplined Small Core Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.4%
Avista Corp.	11,200	529,536
NorthWestern Corp.	6,950	497,411
Unitil Corp.	3,800	231,952
Total		1,258,899
Total Utilities		3,047,038
Total Common Stocks (Cost $80,513,366)		90,520,905

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	1,438,127	1,438,127
Total Money Market Funds (Cost $1,437,983)		1,438,127
Total Investments in Securities (Cost: $81,951,349)		91,959,032
Other Assets & Liabilities, Net		48,230
Net Assets		92,007,262

At November 30, 2019, securities and/or cash totaling $60,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	20	12/2019	USD	1,623,800	59,750	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	—	5,014,444	(3,576,317)	1,438,127	76	144	7,689	1,438,127
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Disciplined Small Core Fund | Quarterly Report 2019